PURCHASE ADVANCES, NET - Movement of allowance for doubtful accounts (Details) - Third Party [Member]	6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Beginning balance	$ 35,663	¥ 248,500	¥ 452,632
Charge to expense	6,817	47,500	191,473
Less: write-off	0	0	(395,605)
Ending balance	$ 42,480	¥ 296,000	¥ 248,500